UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04670

Deutsche Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                        as of January 31, 2018 (Unaudited)

Deutsche Global Small Cap Fund

	Shares	Value ($)
Common Stocks 98.0%
Argentina 0.3%
Grupo Supervielle SA (ADR) (Cost $1,031,156)	31,320	1,001,300
Austria 1.3%
Lenzing AG	31,585	4,015,549
Wienerberger AG	48,580	1,324,506
(Cost $6,396,576)		5,340,055
Bermuda 1.1%
Lazard Ltd. "A" (Cost $1,754,482)	73,073	4,279,886
Brazil 0.3%
Construtora Tenda SA* (Cost $1,035,410)	145,906	1,023,540
Canada 2.8%
First Quantum Minerals Ltd.	133,836	1,995,571
Linamar Corp.	42,457	2,507,034
Quebecor, Inc. "B"	207,147	4,041,893
SunOpta, Inc.*	338,109	2,502,006
(Cost $8,908,426)		11,046,504
Finland 0.5%
Cramo Oyj (Cost $1,519,052)	76,069	1,854,869
France 3.6%
Altran Technologies SA	295,983	5,508,489
Criteo SA (ADR)* (a)	64,354	1,532,269
SMCP SA 144A*	113,936	2,779,917
SPIE SA	131,410	3,266,304
Synergie SA	22,686	1,351,958
(Cost $14,534,351)		14,438,937
Germany 3.5%
Deutz AG	443,525	4,113,418
PATRIZIA Immobilien AG*	197,805	4,950,988
United Internet AG (Registered)	66,436	4,841,787
(Cost $5,389,394)		13,906,193
Hong Kong 1.4%
Techtronic Industries Co., Ltd. (Cost $1,053,986)	854,209	5,689,158
India 0.9%
WNS Holdings Ltd. (ADR)* (Cost $2,395,222)	84,320	3,748,867
Indonesia 0.1%
PT Arwana Citramulia Tbk (Cost $919,019)	14,890,563	380,369
Ireland 2.2%
Avadel Pharmaceuticals PLC (ADR)*	316,847	3,358,578
Dalata Hotel Group PLC*	455,655	3,309,452
Ryanair Holdings PLC*	106,337	2,200,818
(Cost $6,189,611)		8,868,848
Israel 0.6%
Kornit Digital Ltd.* (a) (b) (Cost $2,738,862)	164,659	2,461,652
Italy 3.8%
Buzzi Unicem SpA	111,787	3,282,363
Moncler SpA	212,555	7,003,842
Prysmian SpA	142,618	5,018,088
(Cost $9,060,765)		15,304,293
Japan 9.5%
Ai Holdings Corp.	155,442	4,151,954
Anicom Holdings, Inc.	101,200	3,133,242
Daikyonishikawa Corp.	264,400	4,298,892
Kura Corp.	22,400	1,360,374
Kusuri No Aoki Holdings Co., Ltd.	50,060	2,622,911
MISUMI Group, Inc.	65,102	1,958,964
Nippon Seiki Co., Ltd.	92,852	1,922,190
Optex Group Co., Ltd.	37,100	2,365,265
Syuppin Co., Ltd.	212,000	2,771,128
Topcon Corp.	106,000	2,694,421
UT Group Co., Ltd.*	193,670	6,377,610
Zenkoku Hosho Co., Ltd.	89,800	4,195,108
(Cost $17,351,291)		37,852,059
Korea 1.2%
i-SENS, Inc.	80,788	2,080,508
Vieworks Co., Ltd.	62,801	2,587,670
(Cost $5,921,999)		4,668,178
Luxembourg 1.1%
B&M European Value Retail SA (Cost $3,274,243)	706,212	4,170,291
Netherlands 1.0%
SBM Offshore NV (Cost $2,537,792)	209,150	3,902,842
Panama 0.8%
Banco Latinoamericano de Comercio Exterior SA "E" (Cost $2,402,208)	101,975	3,026,618
Spain 1.6%
Talgo SA 144A	760,067	4,416,333
Telepizza Group SA 144A*	323,450	1,975,770
(Cost $6,144,448)		6,392,103
Sweden 1.3%
Nobina AB 144A (Cost $2,925,240)	698,728	4,956,776
Switzerland 1.0%
Transocean Ltd.* (Cost $4,187,268)	380,266	4,103,070
Taiwan 0.4%
Basso Industry Corp. (Cost $1,876,731)	692,000	1,559,912
United Kingdom 5.6%
accesso Technology Group PLC*	107,872	3,430,829
Arrow Global Group PLC	499,882	2,902,907
Clinigen Healthcare Ltd.*	131,979	2,057,546
Domino's Pizza Group PLC	435,828	2,089,722
Electrocomponents PLC	532,729	4,633,676
Meggitt PLC	484,693	3,194,583
Scapa Group PLC	602,087	4,096,551
(Cost $13,118,273)		22,405,814
United States 52.1%
Adamas Pharmaceuticals, Inc.*	23,731	897,981
Advanced Disposal Services, Inc.*	127,059	3,096,428
Affiliated Managers Group, Inc.	23,716	4,734,425
Ambarella, Inc.* (a)	32,173	1,621,519
Amicus Therapeutics, Inc.* (a)	81,728	1,325,628
Arena Pharmaceuticals, Inc.*	38,321	1,433,972
athenahealth, Inc.*	15,142	1,897,444
Belden, Inc.	51,070	4,329,204
BioScrip, Inc.*	599,494	1,672,588
Blucora, Inc.*	67,973	1,658,541
Cardiovascular Systems, Inc.*	143,223	3,539,040
Casey's General Stores, Inc.	33,605	4,069,902
Cognex Corp.	39,477	2,462,181
CommerceHub, Inc. "C"*	154,469	2,979,707
Contango Oil & Gas Co.*	535,527	2,195,661
Cypress Semiconductor Corp.	233,297	4,033,705
Del Taco Restaurants, Inc.*	224,850	2,848,850
Diamondback Energy, Inc.*	34,487	4,328,119
Dolby Laboratories, Inc. "A"	67,494	4,342,564
Dril-Quip, Inc.*	85,457	4,413,854
Ducommun, Inc.*	75,530	2,203,965
FCB Financial Holdings, Inc. "A"*	66,016	3,617,677
Five9, Inc.*	94,186	2,449,778
Fox Factory Holding Corp.*	85,693	3,286,327
Gentherm, Inc.*	70,318	2,250,176
Hain Celestial Group, Inc.*	78,687	3,001,122
Heron Therapeutics, Inc.*	125,452	2,716,036
Hyster-Yale Materials Handling, Inc.	46,965	3,977,466
Inphi Corp.* (a)	60,319	1,801,729
Integra LifeSciences Holdings Corp.*	37,867	1,994,076
ITT, Inc.	54,793	3,068,408
Jack in the Box, Inc.	21,656	1,970,479
Kennametal, Inc.	92,604	4,517,223
KMG Chemicals, Inc.	57,774	3,509,771
Knowles Corp.*	174,805	2,664,028
Leucadia National Corp.	109,264	2,957,776
Lumentum Holdings, Inc.*	44,981	2,082,620
Matador Resources Co.*	131,183	4,251,641
Molina Healthcare, Inc.*	75,446	6,892,747
National Storage Affiliates Trust (REIT)	152,164	3,860,401
NETGEAR, Inc.*	43,658	3,042,963
Neurocrine Biosciences, Inc.*	45,539	3,892,218
Oil States International, Inc.*	159,465	5,102,880
Pacira Pharmaceuticals, Inc.*	88,248	3,212,227
Providence Service Corp.*	63,495	4,084,633
QAD, Inc. "A"	36,596	1,577,288
Retrophin, Inc.*	213,061	5,094,289
Rush Enterprises, Inc. "A"*	159,626	8,627,785
Samsonite International SA	674,100	2,921,259
SEACOR Marine Holdings, Inc.*	163,151	2,440,739
Silver Run Acquisition Corp. II "A"*	199,985	2,043,847
Sinclair Broadcast Group, Inc. "A" (a)	102,307	3,795,590
South State Corp.	37,689	3,339,245
Super Micro Computer, Inc.*	88,131	2,011,590
Tenneco, Inc.	43,015	2,495,300
Thermon Group Holdings, Inc.*	162,967	3,777,575
Titan Machinery, Inc.*	90,314	1,940,848
TiVo Corp.	132,973	1,854,973
Trinseo SA	43,856	3,615,927
TriState Capital Holdings, Inc.*	85,622	2,059,209
UniFirst Corp.	17,207	2,844,317
Varonis Systems, Inc.*	48,888	2,654,618
WABCO Holdings, Inc.*	15,243	2,353,367
Welbilt, Inc.*	212,574	4,740,400
WEX, Inc.*	22,725	3,518,057
Zions Bancorp.	65,797	3,555,012
(Cost $156,108,462)		207,550,915
Total Common Stocks (Cost $278,774,267)		389,933,049
Preferred Stock 0.5%
Brazil
Randon SA Implementos e Participacoes (Cost $1,892,340)	706,758	1,896,667
Convertible Preferred Stock 0.3%
United States
Providence Service Corp., 5.5% (c) (Cost $707,500)	7,075	1,141,261
Warrants 0.0%
France
Parrot SA, Expiration Date 12/15/2022* (c)	50,505	7,779
Parrot SA, Expiration Date 12/22/2022* (c)	50,505	8,095
Total Warrants (Cost $0)		15,874
Securities Lending Collateral 2.1%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 1.25% (d) (e) (Cost $8,389,803)	8,389,803	8,389,803
Cash Equivalents 1.3%
Deutsche Central Cash Management Government Fund, 1.34% (d) (Cost $5,407,691)	5,407,691	5,407,691
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $295,171,601)	102.2	406,784,345
Other Assets and Liabilities, Net	(2.2)	(8,748,251)
Net Assets	100.0	398,036,094

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2018 amounted to $8,038,206, which is 2.0% of net assets.
(b)	Listed on the NASDAQ Stock Market, Inc.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
At January 31, 2018 the Deutsche Global Small Cap Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks, Preferred Stock, Convertible Preferred Stock & Warrants
Industrials	84,596,191	21%
Information Technology	78,008,496	20%
Consumer Discretionary	66,071,096	17%
Health Care	49,878,442	13%
Financials	40,846,252	10%
Energy	30,738,806	8%
Materials	21,840,238	6%
Consumer Staples	12,195,941	3%
Real Estate	8,811,389	2%
Total	392,986,851	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$1,001,300	$—	$—	$1,001,300
Austria	5,340,055	—	—	5,340,055
Bermuda	4,279,886	—	—	4,279,886
Brazil	1,023,540	—	—	1,023,540
Canada	11,046,504	—	—	11,046,504
Finland	1,854,869	—	—	1,854,869
France	14,438,937	—	—	14,438,937
Germany	13,906,193	—	—	13,906,193
Hong Kong	5,689,158	—	—	5,689,158
India	3,748,867	—	—	3,748,867
Indonesia	380,369	—	—	380,369
Ireland	8,868,848	—	—	8,868,848
Israel	2,461,652	—	—	2,461,652
Italy	15,304,293	—	—	15,304,293
Japan	37,852,059	—	—	37,852,059
Korea	4,668,178	—	—	4,668,178
Luxembourg	4,170,291	—	—	4,170,291
Netherlands	3,902,842	—	—	3,902,842
Panama	3,026,618	—	—	3,026,618
Spain	6,392,103	—	—	6,392,103
Sweden	4,956,776	—	—	4,956,776
Switzerland	4,103,070	—	—	4,103,070
Taiwan	1,559,912	—	—	1,559,912
United Kingdom	22,405,814	—	—	22,405,814
United States	207,550,915	—	—	207,550,915
Preferred Stock	1,896,667	—	—	1,896,667
Convertible Preferred Stock	—	—	1,141,261	1,141,261
Warrants (f)	—	—	15,874	15,874
Short-Term Investments (f)	13,797,494	—	—	13,797,494
Total	$405,627,210	$—	$1,157,135	$406,784,345

As a result of the fair valuation model utilized by the Fund, certain international securities transferred from Level 2 to Level 1. During the period ended January 31, 2018, the amount of the transfers between Level 2 and Level 1 was $11,613,861.

Transfers between price levels are recognized at the beginning of the reporting period.

(f) See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Small Cap Fund, a series of Deutsche Global/International Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	March 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	March 23, 2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 23, 2018